Revenue and Cost of Goods & Services Sold (Tables)	12 Months Ended
Dec. 31, 2022
Revenue and Cost of goods & services sold [abstract]
Schedule of revenue
Thousands of $ For the years ended December 31	2022	2021	2020
Services	36,965	21,937	18,064
Licenses	25	250	250
Royalties and other revenues	64	52	146
Total revenue	37,054	22,239	18,460

Schedule of revenue from external customers broken down by location
Thousands of $ For the years ended December 31	2022	2021	2020
United States of America	36,768	21,785	17,760
Europe	277	441	679
Rest of the world	9	13	21
Total segment revenue	37,054	22,239	18,460

Schedule of cost of goods & services sold
Thousands of $ For the years ended December 31	2022	2021	2020
Cost of goods & services sold	17,835	11,675	10,416
Total cost of goods & services sold	17,835	11,675	10,416